ORGANIZATION AND BASIS OF PRESENTATION (Narrative) (Details) In Thousands, except Share data, unless otherwise specified	0 Months Ended														12 Months Ended	0 Months Ended	12 Months Ended		12 Months Ended			12 Months Ended
	Mar. 07, 2008	Dec. 16, 2009 American Depositary Shares [Member] USD ($)	Dec. 16, 2009 American Depositary Shares [Member] CNY	Oct. 30, 2007 Our Medical Services Limited [Member] CNY	Jul. 31, 2008 China Medstar Pte. Limited [Member]	Oct. 28, 2008 Beijing Xing HengFeng Medical Technology Co., Ltd. [Member]	Dec. 15, 2009 King Cheers Holdings Limited [Member] CNY	Apr. 22, 2010 Tianjin Kangmeng Radiology Equipment Management Co., Ltd. [Member] CNY	Jul. 06, 2010 XiAn Wanjiehuaxiang Medical Technology Development Co., Ltd. [Member] CNY	Mar. 09, 2012 Guangzhou Jinkangshenyou Investment Co Ltd [Member] USD ($)	Mar. 09, 2012 Guangzhou Jinkangshenyou Investment Co Ltd [Member] CNY	Dec. 31, 2012 Beijing Jinweiyikang Technology Co Ltd [Member]	Jun. 21, 2012 Chang'an Hospital Co., Ltd. [Member] USD ($)	Jun. 21, 2012 Chang'an Hospital Co., Ltd. [Member] CNY	Dec. 31, 2012 Our Medical Services Limited [Member]	Jun. 10, 2009 Shenzhen Aohua Medical Services Co Ltd [Member] CNY	Dec. 31, 2012 Shenzhen Aohua Medical Services Co Ltd [Member]	Jul. 31, 2008 Shenzhen Aohua Medical Services Co Ltd [Member] CNY	Dec. 31, 2012 Shenzhen Lingdun Medical Investment and Management Co., Ltd. [Member]	Aug. 25, 2010 Shenzhen Lingdun Medical Investment and Management Co., Ltd. [Member] Shenzhen Aohua Medical And Leasing Services Limited [Member]	Aug. 25, 2010 Shenzhen Lingdun Medical Investment and Management Co., Ltd. [Member] Cms Hospital Management Co Ltd [Member]	Dec. 31, 2012 Medstar Overseas Limited [Member]	Dec. 31, 2012 US Proton Therapy BVI [Member]	Dec. 31, 2012 US Proton Therapy Holdings Limited [Member]	Dec. 31, 2012 Guangzhou South Taihe Medical Technology Co. Ltd. [Member]
Noncontrolling Interest [Line Items]
Percentage of ownership by the Company												51.00%			100.00%		100.00%		100.00%	90.00%	10.00%	100.00%	100.00%	100.00%	90.00%
Equity interest held by other shareholders																		10.00%
Purchase price of entity				393,435			2	58,536	103,181	$ 562	3,500		$ 60,770	378,605				4,800
Date of establishment															Aug. 22, 1996		Jul. 23, 1997		Aug. 25, 2010			Sep. 22, 2011	May 16, 2011	Jun. 29, 2011	Jun. 29, 2011
Percentage of equity interests acquired				100.00%	100.00%	100.00%	100.00%	100.00%	52.00%	100.00%	100.00%		52.00%	52.00%		10.00%		90.00%
Shares issued, per share acquired	10
Payments for business acquisition																4,200
Statement [Line Items]
Initial public offering of ordinary shares, shares		12,000,000	12,000,000
Price per share			11.0
Number of ordinary shares comprising each unit		3	3
Initial public offering of ordinary shares		$ 119,211	813,938